FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company had no financial assets or liabilities measured at fair value on a recurring basis at December 31, 2014. Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013, by level within the fair value hierarchy, are as follows:

	Level 1	Level 2	Level 3	Total
Derivative liability	—	—	5,859	5,859

Total fair value	$—	$—	$5,859	$5,859

Summary of Changes in the Fair value of the Companys Level 3 Financial Liability [Table Text Block]
The following table summarizes the changes in the fair value of the Company’s Level 3 financial liabilities from January 1, 2013 to December 31, 2014:

	Warrant	Derivative
	Liability	Liability	Total
January 1, 2013	$233	$27	$260
Issuance of convertible notes	—	8,582	8,582
Reclass to additional paid in capital	—	(2,712)	(2,712)
Change in fair value	(233)	(38)	(271)
December 31, 2013	—	5,859	5,859
Conversion of 8% senior convertible debentures to common stock	—	(5,542)	(5,542)
Change in fair value	—	(317)	(317)
December 31, 2014	$—	$—	$—

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair values of the derivative liability measured at each reporting date and at conversion during 2014, and at December 31, 2013, were determined using the Black-Scholes model with the following assumptions:

	2014	2013
Annualized volatility	78% - 138%	316% - 368%
Contractual life (years)	0.08 – 0.67	0.03 - 0.93
Expected dividends	0%	0%
Risk-free investment rate	0.02% - 0.90%	0.01 - 0.12%

Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of the warrants at December 31, 2013 was determined using the Black-Scholes model with the following assumptions:

2013
Annualized volatility	331% - 335%
Contractual life (years)	.04
Expected dividends	0%
Risk-free investment rate	0.62 - 0.91%